Pension and Post Retirement Medical Benefits - Weighted Average Assumption Used in Computing Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
US Pension Plans Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.84%	4.04%	4.58%
Expected long-term rate of return on plan assets	6.20%	6.05%	6.50%
US Retiree Medical Defined Benefit [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.84%	4.04%	4.58%
International Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.67%	4.18%	4.86%
Range of compensation rate increase	3.52%	3.27%	3.47%
Expected long-term rate of return on plan assets	4.58%	5.64%	5.25%